Business Acquisitions and Disposal (Details) - USD ($)			12 Months Ended
	Mar. 01, 2024	Oct. 19, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2024	Dec. 31, 2021
Business Acquisitions and Disposal [Line Items]
Consideration amount					$ 10,399,000
Cash		$ 6,750,000
Additional paid in capital					9,423,000
Cash compensation					5,400,000
Compensation amount paid					2,700,000
Other payables					$ 2,700,000
Shares issued to HHE (in Shares)	1,916,667
Amortizable intangible assets			$ 4,492,000
Non-controlling interest amount			$ 6,513,000
Internal rate of return			2.40%
Weighted average cost capital			14.00%
Fair value of the investment			$ 0
Loss related remeasurement of remaining investment			$ 5,391,000
Risk-free rate percentage			4.10%
Shares cancelled (in Shares)	489,766
Gain recognized				$ 4,000
Recognized loss			$ 71
Holu Hou Energy LLC [Member]
Business Acquisitions and Disposal [Line Items]
Ownership percentage		51.00%
Consideration amount		$ 10,000,000	1,669,000
Ordinary shares issued (in Shares)		73,099			1,916,667	416,666
Cash		$ 3,250,000
Number of shares issued (in Shares)		18,275
Additional acquisition cost to compensate					$ 5,400,000	$ 5,950,000
Shares issued to HHE (in Shares)				1,916,667	416,666	73,099
Business Combination [Member]
Business Acquisitions and Disposal [Line Items]
Amortizable intangible assets			4,492,000
Non-controlling interest amount			$ 6,513,000
Internal rate of return			11.20%
Weighted average cost capital			12.00%
Weighted average return of assets			12.00%
Transaction cost								$ 538,000
Sasken Technologies Limited [Member]
Business Acquisitions and Disposal [Line Items]
Aggregate purchase price			$ 40,000,000
Maximum [Member] | Holu Hou Energy LLC [Member]
Business Acquisitions and Disposal [Line Items]
Ownership percentage						51.00%
Minimum [Member] | Holu Hou Energy LLC [Member]
Business Acquisitions and Disposal [Line Items]
Ownership percentage						49.00%
Ordinary Shares [Member] | Holu Hou Energy LLC [Member]
Business Acquisitions and Disposal [Line Items]
Number of shares issued (in Shares)		54,824
Borqs KK [Member]
Business Acquisitions and Disposal [Line Items]
Subsidiary ownership percentage							60.00%
BOZZ [Member]
Business Acquisitions and Disposal [Line Items]
Subsidiary ownership percentage							55.00%